Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.64%
	Asset Management - 3.31%
4,070	BlackRock, Inc.	$3,068,617

	Auto Manufacturers - 2.79%
45,000	General Motors Co.*	2,585,700

	Banks - Diversified - 3.20%
40,800	Citigroup, Inc.	2,968,200

	Banks - Global - 3.60%
21,939	JPMorgan Chase & Co.	3,339,774

	Biotechnology - 0.91%
6,520	Beam Therapeutics, Inc.*	521,861
6,450	Berkeley Lights, Inc.*	323,984
		845,845

	Business Services - 2.07%
9,080	Visa, Inc. - Class A	1,922,508

	Business Software & Services - 4.78%
18,775	Microsoft Corp.	4,426,582

	Catalog & Mail Order Houses - 4.19%
1,255	Amazon.com, Inc.*	3,883,070

	Credit Services - 3.42%
13,035	PayPal Holdings, Inc.*	3,165,419

	Diagnostics & Research - 7.57%
13,670	Danaher Corp.	3,076,844
1,375	Illumina, Inc.*	528,082
12,200	Invitae Corp.*	466,162
6,460	Thermo Fisher Scientific, Inc.	2,948,215
		7,019,303
	Electronic Gaming & Multimedia - 0.44%
1,820	Sea Ltd. - ADR*	406,279

	Farm & Heavy Construction Machinery - 2.00%
19,935	PACCAR, Inc.	1,852,360

	Grocery Stores - 2.73%
70,325	Kroger Co.	2,530,997

	Health Care Plans - 2.47%
6,140	UnitedHealth Group, Inc.	2,284,510

	Health Information Services - 1.03%
5,251	Teladoc Health, Inc.*	954,369

	Information Technology Services - 2.99%
10,040	Accenture PLC - Class A#	2,773,550

	Insurance - Diversified - 1.94%
7,050	Berkshire Hathaway, Inc. - Class B*	1,801,063

	Insurance - Property & Casualty - 0.45%
4,500	Lemonade, Inc.*	419,085

	Internet Information Providers - 5.10%
410	Alphabet, Inc. - Class A*	845,633
1,875	Alphabet, Inc. - Class C*+	3,878,681
		4,724,314
	Medical Devices - 1.96%
7,475	Stryker Corp.	1,820,761

	Medical Instruments & Supplies - 1.39%
1,741	Intuitive Surgical, Inc.*	1,286,495

	Oil & Gas E&P - 1.92%
11,195	Pioneer Natural Resources Co.	1,777,990

	Personal Computers - 4.22%
32,040	Apple, Inc.	3,913,686

	Personal Products - 2.93%
20,038	Procter & Gamble Co.	2,713,746

	Personal Services - 1.43%
7,703	Bright Horizons Family Solutions, Inc.*	1,320,679

	Processed & Packaged Goods - 2.69%
17,639	PepsiCo, Inc.	2,495,037

	Real Estate Development - 2.82%
58,660	Brookfield Asset Management, Inc. - Class A#	2,610,370

	Scientific Research & Development Services - 0.73%
5,515	CRISPR Therapeutics AG#*	672,003

	Semiconductor Equipment & Materials - 5.34%
16,090	Applied Materials, Inc.	2,149,624
3,110	NVIDIA Corp.	1,660,522
5,665	NXP Semiconductors N.V.#	1,140,591
		4,950,737
	Software - Application - 1.97%
4,775	Intuit, Inc.	1,829,112

	Specialty Industrial Machinery - 2.86%
12,215	Honeywell International, Inc.	2,651,510

	Waste Management - 4.39%
31,550	Waste Management, Inc.	4,070,581
	Total Common Stocks (Cost $49,728,185)	83,084,252

	EXCHANGE-TRADED FUND - 2.19%
14,990	SPDR S&P Biotech ETF	2,033,393
	Total Exchange-Traded Fund (Cost $1,229,490)	2,033,393

	MONEY MARKET FUND - 8.24%
7,636,030	First American Government Obligations Fund, Class X, 0.04%† (Cost $7,636,030)	7,636,030
	Total Investments in Securities (Cost $58,593,705) - 100.07%	92,753,675
	Liabilities in Excess of Other Assets - (0.07)%	(66,080)
	Net Assets - 100.00%	$92,687,595

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2021.
	+ Non-voting shares.
	ADR - American Depository Receipt
	ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$406,279	$-	$-	$406,279
Consumer Cyclical	2,585,700	-	-	2,585,700
Consumer Defensive	2,530,997	-	-	2,530,997
Consumer Goods	5,208,783	-	-	5,208,783
Energy	1,777,990	-	-	1,777,990
Financial	19,295,037	-	-	19,295,037
Healthcare	14,883,284	-	-	14,883,284
Industrial	8,574,451	-	-	8,574,451
Services	7,353,374	-	-	7,353,374
Technology	20,468,357	-	-	20,468,357
Total Common Stocks	83,084,252	-	-	83,084,252
Exchange-Traded Fund	2,033,393	-	-	2,033,393
Money Market Fund	7,636,030	-	-	7,636,030
Total Investments in Securities	$92,753,675	$-	$-	$92,753,675

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.